Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2013	$ 1,191,209	$ 12,302	$ 255,841	$ (25,219)	$ 971,556	$ (40,428)	$ 17,157
Balance, shares at Dec. 31, 2013		42,587,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		97,996
Stock issued during period, value, stock options exercised	3,542	$ 28	3,514
Stock-based compensation	322		322
Dividends paid	(68,277)				(53,825)		(14,452)
Purchase of subsidiaries shares from non-controlling interest, net	(1,873)		0				(1,873)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	(72,147)			(71,364)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	107,266						(783)
Net income attributable to non-controlling interests	8,433						8,433
Net income attributable to Elbit Systems Ltd.'s shareholders	170,980				170,980
Balance, value at Dec. 31, 2014	1,235,935	$ 12,330	259,677	(96,583)	1,088,711	(40,428)	12,228
Balance, shares at Dec. 31, 2014		42,685,495
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		44,573
Stock issued during period, value, stock options exercised	1,616	$ 11	1,605
Stock-based compensation	139		139
Dividends paid	(69,792)				(61,570)		(8,222)
Purchase of treasury shares, shares		0
Purchase of treasury shares	120					0	120
Other comprehensive income (loss), net of tax, portion attributable to parent	24,973
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	24,548
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	231,409						(425)
Net income attributable to non-controlling interests	4,352						4,352
Net income attributable to Elbit Systems Ltd.'s shareholders	202,509				202,509
Balance, value at Dec. 31, 2015	$ 1,399,427	$ 12,341	261,421	(71,610)	1,229,650	(40,428)	8,053
Balance, shares at Dec. 31, 2015	42,730,068	42,730,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised		15,748
Stock issued during period, value, stock options exercised	$ 505	$ 4	501
Stock-based compensation	70		70
Dividends paid	(68,447)				(68,447)		0
Purchase of treasury shares							(1,325)
Purchase of subsidiaries shares from non-controlling interest, net	(1,325)
Other comprehensive income (loss), net of tax, portion attributable to parent	(571)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	(1,797)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	237,011						(1,226)
Net income attributable to non-controlling interests	1,899				0		1,899
Net income attributable to Elbit Systems Ltd.'s shareholders	236,909	0	0	0	236,909	0	0
Balance, value at Dec. 31, 2016	$ 1,567,241	$ 12,345	$ 261,992	$ (72,181)	$ 1,398,112	$ (40,428)	$ 7,401
Balance, shares at Dec. 31, 2016	42,754,816	42,745,816